UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one) :
[  ] is a restatement
[  ] adds new holding entries.

Institutional Investment Manager Filing Report:

Name: The Chartist, Inc.
Address: 5122 East Katella Avenue, Suite 200
Los Alamitos, California 90720

Form 13F File Number:

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person Signing the report is authorized to submit it. That all information Contained therein is true, correct and complete, and that it is Understood that all required items, statement, schedules, lists and Tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Steven G. Mais
Title:      Vice President
Telephone:  562-596-2385

Signature, Place and Date of Signing:

Steven G. Mais, Los Alamitos, CA,  April 15, 2013
Report Type (Check only one)
[ X ] 13F HOLDINGS REPORT
[   ] 13F NOTICE
[   ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:
None

Form 13F Summary Page

Report Summary:
Number of Other Included Managers:  -0-
Forn 13F Information Table Entry Total:  50
Form 13F Information Table Value Total: 168,000

FORM 13F INFORMATION TABLE
Name of Issuer                         TitleCUSIP No.Market Shares  Sh/   InvestmenVoting
                                       of            Value          Other DiscretioAuthority
                                       Class         *1000                Sole     None
ACTAVIS INC                            Com  00507K103   1664   17464Sh         1664    1664
ALLSTATE CORPORATION                   Com  020002101   2108   42692Sh         2108    2108
AMGEN INCORPORATED                     Com  031162100    242    2312Sh          242     242
AMAZON COM INC                         Com  23331A109   1463    5635Sh         1463    1463
ACCELERATE DIAGNOSTICS                 Com  004304200    123   17800Sh          123     123
BIOGEN IDEC INC                        Com  09062X103   2116   10824Sh         2116    2116
ANHEUSER-BUSC INBEV ADRFSPONSORED ADR  Com  03524A108   1887   18908Sh         1887    1887
CBS CORPORATION CL B NEW               Com  124857202    241    5360Sh          241     241
CENTRAL FD CDA LTD CLA FCLASS A        Com  153501101    275   14812Sh          275     275
COMCAST CORP NEW CL A                  Com  20030N101   1992   47436Sh         1992    1992
DISCOVER FINANCIAL SVCS                Com  254709108   1897   43378Sh         1897    1897
D R HORTON CO                          Com  23331A109   1652   72919Sh         1652    1652
SPDR DOW JONES INDL AVG INDUSTRIAL AVERCom  78467X109   7204   49470Sh         7204    7204
DISNEY WALT CO                         Com  254687106   1832   31956Sh         1832    1832
EBAY INC                               Com  278642103   1889   33952Sh         1889    1889
EQUINIX INC NEW                        Com  29444U502   1714    8137Sh         1714    1714
ISHARES FTSE CHINA 25   FTSE CHINA 25 ICom  464287184   3657  101669Sh         3657    3657
GREAT BASIN GOLD LTD   F               Com  390124105      2  231940Sh            2       2
HOME DEPOT INC                         Com  437076102   1815   25731Sh         1815    1815
HEMP INC                               Com  423703107      5  100000Sh            5       5
ISHARES NASDAQ BIO FD   NASDAQ BIOTECH Com  464287556   6315   39461Sh         6315    6315
ISHARES CORE S&P ETF    SMALLCAP       Com  464287804   6038   71191Sh         6038    6038
ISHARES TR RUSSELL 2000 RUSSELL 2000 INCom  464287655   7420   80999Sh         7420    7420
ISHARES TR RUSSELL 2000 RUSSELL 2000 GRCom  464287648   4825   46261Sh         4825    4825
ISHARES TR DJ US BASIC  MATERIALS SECTRCom  464287655   4716   69721Sh         4716    4716
ISHARES DJ US TRANSN IDXTRANSPORTATION Com  464287192   5473   51096Sh         5473    5473
SPDR S&P BANK ETF                      Com  78464A797   5253  200958Sh         5253    5253
MICHAEL KORS HLDGS     F               Com  G60754101   1336   24445Sh         1336    1336
SPDR S&P REGIONAL BKING                Com  78464A698   5874  190832Sh         5874    5874
LENNAR CORP CL A        CLASS A        Com  526057104   1902   49234Sh         1902    1902
LINKEDIN CORP                          Com  53578A108   2016   12175Sh         2016    2016
SPDR S&P MIDCAP 400 ETF                Com  78464A821  12931   63281Sh        12931   12931
NEWS CORP LTD CL A      CLASS A        Com  65248E104   2139   69387Sh         2139    2139
PULTEGROUP INC                         Com  745867101   2149  113209Sh         2149    2149
SCHW US BRD MKT ETF                    Com  808524102    240    6373Sh          240     240
SHERWIN WILLIAMS CO                    Com  824348106   1874   11447Sh         1874    1874
S P D R S&P 500 ETF TR  EXPIRING 01/22/Com  78562F103  18553  119192Sh        18553   18553
SEMPRA ENERGY                          Com  816851109    201    2503Sh          201     201
SUNTRUST BANKS INC                     Com  867914103   1448   53425Sh         1448    1448
TARGET CORPORATION                     Com  87612E106   1706   25147Sh         1706    1706
T J X COS INC                          Com  872540109   1634   34654Sh         1634    1634
TANZANIAN ROYALTY EXPL F               Com  876004104     36   10900Sh           36      36
VISA INC CL A           CLASS A        Com  92826C839    245    1482Sh          245     245
VANGUARD SMALL CAP                     Com  922908751   5131   57822Sh         5131    5131
VANGUARD ENERGY ETF                    Com  92204A306   5322   48135Sh         5322    5322
VANGUARD TOTAL STOCK MKT               Com  922908769   7173   89555Sh         7173    7173
SPDR S&P HOMEBUILDERS   ETF            Com  78464A888   7733  270565Sh         7733    7733
SECTOR SPDR MATERIALS FDSHARES OF BENEFCom  81369Y100   4338  113719Sh         4338    4338
SECTOR SPDR INDL SELECT SHARES OF BENEFCom  81369Y704   5044  122852Sh         5044    5044
SPDR S&P OIL & GAS EXPL PRODUCTION ETF Com  76484A730   5156   89906Sh         5156    5156